Selected Statement of Operations Data - Cost of Revenues (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Write-down of inventories	$ 14,255